Research and Development Payroll Tax Credits - Additional Information (Details) - Research And Development Payroll Tax Credit [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Tax Credit Carryforward [Line Items]
Research and development payroll tax credit receivables	$ 351	$ 496
Other Current Assets
Tax Credit Carryforward [Line Items]
Research and development payroll tax credit receivables	276	216
Other Long-Term Assets
Tax Credit Carryforward [Line Items]
Research and development payroll tax credit receivables	$ 75	$ 280